LONG-TERM DEBT - MORTGAGE (Tables)	12 Months Ended
Jul. 31, 2019
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
Schedule of long-term debt
			July 31, 2019		July 31, 2018
	Current Annual Interest Rate	Final Payment Date	Due Within One Year	Due After One Year	Due Within One Year	Due After One Year
Mortgage:
Bond St. building, Brooklyn, NY	3.54%	2/1/2020	$5,298,610	$—	$168,501	$5,298,610
Less: Deferred financing costs			11,448	—	—	34,325
Total			$5,287,162	$—	$168,501	$5,264,285